Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of exploration and evaluation assets [abstract]
Disclosure of detailed information about deferred exploration costs [Table Text Block]

	Balance, December 31,	Change in year	Balance, December 31,	Change in year	Balance, December 31,
	2017 $	2018 $	2018 $	2019 $	2019 $
Mineral property interests	179,500	-	179,500	-	179,500
Assays and testing	2,052,292	247,222	2,299,514	40,236	2,339,750
Claims renewal / staking	459,261	12,383	471,644	7,555	479,199
Drilling	12,488,967	1,854,312	14,343,279	18,478	14,361,757
Environmental studies	1,256,621	415,065	1,671,686	143,935	1,815,621
Exploration data management	917,422	37,656	955,078	10,142	965,220
First Nations	166,444	54,580	221,024	29,444	250,468
Geochemistry	111,066	-	111,066	-	111,066
Geological and engineering services	8,834,256	772,235	9,606,491	903,283	10,509,774
Geophysical services	743,515	58,128	801,643	-	801,643
Metallurgy	3,792,672	331,978	4,124,650	437,133	4,561,783
Petrographic work	43,957	-	43,957	-	43,957
Project management	106,015	-	106,015	-	106,015
Survey, mapping and camp	1,628,447	945,758	2,574,205	196,228	2,770,433
Transportation	2,604,549	273,202	2,877,751	107,190	2,984,941
Advances	-	-	-	71,645	71,645
Cost recovery	(56,480)	-	(56,480)	-	(56,480)
Asset retirement obligations	-	-	-	200,000	200,000
Property impairments	(33,058,924)	-	(33,058,924)	-	(33,058,924)
BC refundable mining tax credits	(2,208,394)	(891,874)	(3,100,268)	(108,226)	(3,208,494)
Federal non-refundable mining tax credits, net of valuation allowance	(61,185)	-	(61,185)	-	(61,185)
Book value at date of sale of net smelter royalty	-	(1,777,377)	(1,777,377)	-	(1,777,377)
	1	2,333,268	2,333,269	2,057,043	4,390,312

Disclosure of detailed information about proceeds of sale of NSR [Table Text Block]
Proceeds of sale of 2% NSR	$
Cash	1,300,200
1,125,000 common shares of Cobalt 27	8,325,000
Total proceeds of sale of 2% NSR	9,625,200

Less: book value of Turnagain Nickel-Cobalt Project at date of sale	(1,777,377)
Less: 6% finders' fee	(780,120)

Gain on sale of net smelter return royalty	7,067,703